DERIVATIVES.	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES.
4.	DERIVATIVES.

The business and activities of the Company expose it to a variety of market risks, including risks related to changes in commodity prices. The Company monitors and manages these financial exposures as an integral part of its risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results.

Commodity Risk – Cash Flow Hedges – The Company uses derivative instruments to protect cash flows from fluctuations caused by volatility in commodity prices for periods of up to twelve months in order to protect gross profit margins from potentially adverse effects of market and price volatility on ethanol sale and purchase commitments where the prices are set at a future date and/or if the contracts specify a floating or index-based price for ethanol. In addition, the Company hedges anticipated sales of ethanol to minimize its exposure to the potentially adverse effects of price volatility. These derivatives may be designated and documented as cash flow hedges and effectiveness is evaluated by assessing the probability of the anticipated transactions and regressing commodity futures prices against the Company's purchase and sales prices. Ineffectiveness, which is defined as the degree to which the derivative does not offset the underlying exposure, is recognized immediately in cost of goods sold. For the three and nine months ended September 30, 2019 and 2018, the Company did not designate any of its derivatives as cash flow hedges.

Commodity Risk – Non-Designated Hedges – The Company uses derivative instruments to lock in prices for certain amounts of corn and ethanol by entering into exchange-traded forward contracts for those commodities. These derivatives are not designated for hedge accounting treatment. The changes in fair value of these contracts are recorded on the balance sheet and recognized immediately in cost of goods sold. The Company recognized losses of $3,320,000 and $991,000 as the changes in the fair values of these contracts for the three months ended September 30, 2019 and 2018, respectively. The Company recognized gains of $1,565,000 and losses of $4,362,000 as the changes in the fair values of these contracts for the nine months ended September 30, 2019 and 2018, respectively.

Non Designated Derivative Instruments – The classification and amounts of the Company's derivatives not designated as hedging instruments, and related cash collateral balances, are as follows (in thousands):

	As of September 30, 2019
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Cash collateral balance	Other current assets	$2,400
Commodity contracts	Derivative instruments	$2,790	Derivative instruments	$3,619

	As of December 31, 2018
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Cash collateral balance	Other current assets	$8,479
Commodity contracts	Derivative instruments	$1,765	Derivative instruments	$6,309

The classification and amounts of the Company's recognized gains (losses) for its derivatives not designated as hedging instruments are as follows (in thousands):

		Realized Gains
		Three Months Ended September 30,
Type of Instrument	Statements of Operations Location	2019	2018
Commodity contracts	Cost of goods sold	$2,262	$916

		Unrealized Losses
		Three Months Ended September 30,
Type of Instrument	Statements of Operations Location	2019	2018
Commodity contracts	Cost of goods sold	$(5,582)	$(1,907)

		Realized Losses
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2019	2018
Commodity contracts	Cost of goods sold	$(2,150)	$(1,241)

		Unrealized Gains (Losses)
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2019	2018
Commodity contracts	Cost of goods sold	$3,715	$(3,121)

7.	DERIVATIVES.

The business and activities of the Company expose it to a variety of market risks, including risks related to changes in commodity prices. The Company monitors and manages these financial exposures as an integral part of its risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results.

Commodity Risk – Cash Flow Hedges – The Company uses derivative instruments to protect cash flows from fluctuations caused by volatility in commodity prices for periods of up to twelve months in order to protect gross profit margins from potentially adverse effects of market and price volatility on ethanol sale and purchase commitments where the prices are set at a future date and/or if the contracts specify a floating or index-based price for ethanol. In addition, the Company hedges anticipated sales of ethanol to minimize its exposure to the potentially adverse effects of price volatility. These derivatives may be designated and documented as cash flow hedges and effectiveness is evaluated by assessing the probability of the anticipated transactions and regressing commodity futures prices against the Company's purchase and sales prices. Ineffectiveness, which is defined as the degree to which the derivative does not offset the underlying exposure, is recognized immediately in cost of goods sold. For the years ended December 31, 2018, 2017 and 2016, the Company did not designate any of its derivatives as cash flow hedges.

Commodity Risk – Non-Designated Hedges – The Company uses derivative instruments to lock in prices for certain amounts of corn and ethanol by entering into exchange-traded forward contracts for those commodities. These derivatives are not designated for hedge accounting treatment. The changes in fair value of these contracts are recorded on the balance sheet and recognized immediately in cost of goods sold. The Company recognized net losses of $6,714,000, $2,077,000 and $1,984,000 as the change in the fair value of these contracts for the years ended December 31, 2018, 2017 and 2016, respectively.

Non Designated Derivative Instruments – The classification and amounts of the Company's derivatives not designated as hedging instruments, and related cash collateral balances, are as follows (in thousands):

	As of December 31, 2018
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Cash collateral balance	Other current assets	$8,479
Commodity contracts	Derivative assets	$1,765	Derivative liabilities	$6,309

	As of December 31, 2017
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Cash collateral balance	Other current assets	$3,813
Commodity contracts	Derivative assets	$998	Derivative liabilities	$2,307

The above amounts represent the gross balances of the contracts, however, the Company does have a right of offset with each of its derivative brokers.

The classification and amounts of the Company's recognized gains (losses) for its derivatives not designated as hedging instruments are as follows (in thousands):

		Realized Gains (Losses)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2018	2017	2016

Commodity contracts	Cost of goods sold	$(3,479)	$(4,165)	$1,386
		$(3,479)	$(4,165)	$1,386

		Unrealized Gains (Losses)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2018	2017	2016

Commodity contracts	Cost of goods sold	$(3,235)	$2,088	$(3,370)
		$(3,235)	$2,088	$(3,370)